S000072813 [Member] Investment Objectives and Goals - iMGP DBi Managed Futures Strategy ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iMGP DBi Managed Futures Strategy ETF Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iMGP DBi Managed Futures Strategy ETF (the “Fund”) seeks long-term capital appreciation.